Other Accounts Receivable, Net (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020
Other Accounts Receivable, Net (Details) [Line Items]
investment losses balance	S/ 27.9		S/ 30.9
Ministry of housing and Mi vivienda fund, description	Corresponds to a claim in favor of the Corporation, resulting from the termination of the contract called “Ciudad Alameda de Ancon”, signed by VIVA, the Ministry of Housing and Construction and Sanitation and Fondo Mi Vivienda S.A. As of December 31, 2022 the net amount of the claim corresponds to its fair value, which amounts to S/ 26 million (S/23 million as of December 31, 2021) and results from the discount of the gross amount of the claim, to be collected over 11 years, at a rate of 7.99%. The gross amount of the claim amounting to S/ 46.7 million (including the full amount of the services provided by VIVA in the Ancon Project) is part of the amount of the claim filed by VIVA against the Ministry of Housing, Construction and Sanitation for the amount of S/ 116.3 million, which also includes an indemnity for damages (consequential damages and loss of profits). According to Management and legal advisors, it is expected that the amount of the claim will be collected within a maximum period of 11 years.	Corresponds to a claim in favor of the Corporation, resulting from the termination of the contract called “Ciudad Alameda de Ancon”, signed by VIVA, the Ministry of Housing and Construction and Sanitation and Fondo Mi Vivienda S.A. As of December 31, 2022 the net amount of the claim corresponds to its fair value, which amounts to S/ 26 million (S/23 million as of December 31, 2021) and results from the discount of the gross amount of the claim, to be collected over 11 years, at a rate of 7.99%. The gross amount of the claim amounting to S/ 46.7 million (including the full amount of the services provided by VIVA in the Ancon Project) is part of the amount of the claim filed by VIVA against the Ministry of Housing, Construction and Sanitation for the amount of S/ 116.3 million, which also includes an indemnity for damages (consequential damages and loss of profits). According to Management and legal advisors, it is expected that the amount of the claim will be collected within a maximum period of 11 years.
Joint venture description	the balance corresponds to the attributions of proceeds to Cotinavec Montaje Peru S.A.C. for S/13 million, the balance is in the process of arbitration with an estimated date to be resolution, June 2025 as well as to other accounts receivables for S/7.9 million (S/29 million and S/17.3 million as of December 31, 2021).	the balance corresponds to the attributions of proceeds to Cotinavec Montaje Peru S.A.C. for S/13 million, the balance is in the process of arbitration with an estimated date to be resolution, June 2025 as well as to other accounts receivables for S/7.9 million (S/29 million and S/17.3 million as of December 31, 2021).
Restricted funds, description	e)As of December 31, 2022, restricted funds correspond to bank certificates under guarantee composed as follows: Cumbra Peru S.A. for S/ 29.9 million – EPC Talara, Cumbra Ingenieria S.A. for S/ 14.7 million, and a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million. (As of December 31, 2021 a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million).	e)As of December 31, 2022, restricted funds correspond to bank certificates under guarantee composed as follows: Cumbra Peru S.A. for S/ 29.9 million – EPC Talara, Cumbra Ingenieria S.A. for S/ 14.7 million, and a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million. (As of December 31, 2021 a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million).
Contributions and profit totaling	S/ 26.0	$ 6.8
Additions correspond description	As of December 31, 2022 the additions correspond to: a) Cumbra Peru S.A. for S/ 115.6 million (Tecnicas Reunidas Talara S.A. S/113 million, Consorcio Chavimochic for S/1.9 million and Morelco S. A.S. for S/0.7 million); b) AENZA S.A.A. for S/3.1 million from Mota Engil; and c) Cumbra Ingenieria S.A. for S/ 0.6 million from Consorcio Supervisor Red Vial 4 (Note 25.iii); and d) additions in the subsidiary Viva Negocio Inmobiliario S.A.C. recorded in Other Expenses for S/8.1 million from Consorcio Panorama (Note 27.C).	As of December 31, 2022 the additions correspond to: a) Cumbra Peru S.A. for S/ 115.6 million (Tecnicas Reunidas Talara S.A. S/113 million, Consorcio Chavimochic for S/1.9 million and Morelco S. A.S. for S/0.7 million); b) AENZA S.A.A. for S/3.1 million from Mota Engil; and c) Cumbra Ingenieria S.A. for S/ 0.6 million from Consorcio Supervisor Red Vial 4 (Note 25.iii); and d) additions in the subsidiary Viva Negocio Inmobiliario S.A.C. recorded in Other Expenses for S/8.1 million from Consorcio Panorama (Note 27.C).	As of December 31, 2021 the additions correspond to: a) Cumbra Peru S.A. for S/ 1 million (Morelco S.A.S. for S/0.6 million, Construyendo Pais S.A. for S/0.5 million); b) Unna Transportes S.A.C. for S/0.2 million from Obras de Ingenieria S.A. (Note 25.iii). Also, additions in Aenza S.A.A. recorded in other expenses for S/ 19.9 million coming from Adexus S.A. (Note 27.C).	As of December 31, 2020, the additions correspond to estimates affecting Cost of sales for S/12.3 million corresponding to: a) Unna Transporte S.A.C. for S/11.4 million from Obras de Ingenieria S.A. b) Cumbra Peru S/0.9 million (Note 25.iii). Also, estimates recorded in other expenses for S/68.8 million corresponding to a) Concesionaria Via Expresa Sur S.A. for S/ 55.8 million from the Metropolitan Municipality of Lima for S/49.6 and unused tax credit for S/6.2 million. b) Cam Holding S.P.A. for S/12.5 million for the guarantee of the sale of Cam Chile S.P.A. c) Other minors for S/0.5 million (Note 27.C).
Cumbra Peru S.A. - Talara Refinery [Member]
Other Accounts Receivable, Net (Details) [Line Items]
Ministry of housing and Mi vivienda fund, description	As of December 2022, Cumbra Peru S.A. had a lawsuit pending against Tecnicas Reunidas de Talara S.A.C. (TRT) for approximately US$ 78 million as compensation for damages suffered as a result of various contractual breaches. In turn, Tecnicas Reunidas de Talara S.A.C. filed a counterclaim for approximately US$ 81 million alleging that Cumbra Peru S.A. had breached the subcontract entered into between the two companies. On the other hand, on December 28, 2020, Tecnicas Reunidas de Talara S.A.C. executed two letters of guarantee issued by Banco Santander, the first for US$ 16 million for Fidelity Performance and the second letter of guarantee for US$ 7.7 million for advance payment of work, despite the fact that the obligations guaranteed by the letter of guarantee were being litigated in the process described in this paragraph. At December 31, 2021, the balance of accounts receivable from TRT including executed bond letters amounted to US$ 31.6 million, equivalent to S/ 125.8 million. In December 2022, the Company signed an agreement with Tecnicas Reunidas de Talara S.A.C., in order to solve claims of both parties. As a result of this agreement, the Company impaired account receivables rights for US$ 29.6 million equivalent to S/113 million (Note 12-j.1). Also, the Company would receive payments for outstanding invoices for an amount of US$10.3 million (equivalent to S/36.2 million) before January 31, 2023. As of the closing date of this report, the Company has collected the full amount agreed.	As of December 2022, Cumbra Peru S.A. had a lawsuit pending against Tecnicas Reunidas de Talara S.A.C. (TRT) for approximately US$ 78 million as compensation for damages suffered as a result of various contractual breaches. In turn, Tecnicas Reunidas de Talara S.A.C. filed a counterclaim for approximately US$ 81 million alleging that Cumbra Peru S.A. had breached the subcontract entered into between the two companies. On the other hand, on December 28, 2020, Tecnicas Reunidas de Talara S.A.C. executed two letters of guarantee issued by Banco Santander, the first for US$ 16 million for Fidelity Performance and the second letter of guarantee for US$ 7.7 million for advance payment of work, despite the fact that the obligations guaranteed by the letter of guarantee were being litigated in the process described in this paragraph. At December 31, 2021, the balance of accounts receivable from TRT including executed bond letters amounted to US$ 31.6 million, equivalent to S/ 125.8 million. In December 2022, the Company signed an agreement with Tecnicas Reunidas de Talara S.A.C., in order to solve claims of both parties. As a result of this agreement, the Company impaired account receivables rights for US$ 29.6 million equivalent to S/113 million (Note 12-j.1). Also, the Company would receive payments for outstanding invoices for an amount of US$10.3 million (equivalent to S/36.2 million) before January 31, 2023. As of the closing date of this report, the Company has collected the full amount agreed.
Bottom of Range [Member]
Other Accounts Receivable, Net (Details) [Line Items]
Third parties and maturities range	2 years	2 years
Top of Range [Member]
Other Accounts Receivable, Net (Details) [Line Items]
Third parties and maturities range	5 years	5 years